RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 62%, 61% and 59% of all inventory purchases made during 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, approximately $85,000 and $61,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2015, 2014 and 2013 included $61,656, $38,195 and $30,819, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted at arm’s-length in the ordinary course of business.